EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EMPLOYEE RETIREMENT BENEFITS
Contributions paid by employer	$ 32,239	$ 89,501